Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Cash flows from operating activities
Profit before tax		$ 9,176	$ 8,067	$ 10,839
Adjustments for non-cash items:
Depreciation, amortisation and impairment		1,903	2,484	1,802
Net (gain)/loss from investing activities		174	(162)	(485)
Share of profits in associates and joint ventures		(1,449)	(1,390)	(1,656)
Gain on acquisition of subsidiary		(71)	0	0
Change in expected credit losses gross of recoveries and other credit impairment charges		1,246	(35)	(484)
Provisions including pensions		208	762	301
Share-based payment expense		177	213	254
Other non-cash items included in profit before tax		(866)	305	205
Change in operating assets		15,987	(232)	(3,811)
Change in operating liabilities		(27,501)	22,161	49,015
Elimination of exchange differences	[1]	49,417	13,725	5,212
Dividends received from associates		60	798	10
Contributions paid to defined benefit plans		(102)	(167)	(342)
Tax paid		(1,264)	(2,080)	(997)
Net cash from operating activities		47,095	44,449	59,863
Cash flows from investing activities
Purchase of financial investments		(271,382)	(229,844)	(263,198)
Proceeds from the sale and maturity of financial investments		248,983	222,594	298,596
Net cash flows from the purchase and sale of property, plant and equipment		(590)	(711)	(375)
Net cash flows from (purchase)/disposal of customer and loan portfolios		(3,756)	1,996	1,063
Net investment in intangible assets		(1,240)	(1,468)	(1,011)
Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures		(525)	(22)	(84)
Net cash from investing activities		(28,510)	(7,455)	34,991
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		0	0	1,996
Cancellation of shares		(1,840)	(707)	0
Net sales/(purchases) of own shares for market-making and investment purposes		(443)	(1,387)	1
Purchase of non-controlling interest in subsidiary		(197)	0	0
Redemption of preference shares and other equity instruments		(723)	0	(3,450)
Subordinated loan capital issued		2,659	0	0
Subordinated loan capital repaid		(11)	(12)	(852)
Dividends paid to shareholders of the parent company and non-controlling interests		(4,497)	(2,262)	(4,121)
Net cash from financing activities		(5,052)	(4,368)	(6,426)
Net increase in cash and cash equivalents		13,533	32,626	88,428
Cash and cash equivalents at the beginning of the period		574,032	551,933	468,323
Exchange differences in respect of cash and cash equivalents		(40,243)	(10,527)	(4,818)
Cash and cash equivalents at the end of the period		$ 547,322	$ 574,032	$ 551,933

[1]	Adjustments to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.